Other Accounts Receivable	12 Months Ended
Dec. 31, 2017
Other Accounts Receivable [Abstract]
OTHER ACCOUNTS RECEIVABLE
NOTE 6:-	OTHER ACCOUNTS RECEIVABLE

a.	Composition

	December 31
	2017	2016
	NIS in millions
Government institutions	34	49
Prepaid expenses	57	90
Receivables from sale of real estate	-	2
Dividend from equity-accounted investee	48	-
Interest receivable from joint ventures	10	11
Advances to suppliers	1	-
Co-owners in investees	3	3
Others (1)	104	188
	257	343

(1)	Includes restricted cash in ATR in total amount of NIS 46 million (as of December 31, 2016 – NIS 109 million) as security for the compensation arrangement, refer to Note 25d2.

b.	As for the linkage basis of other accounts receivable, refer to Note 35.